Loan Receivables (Tables)	12 Months Ended
Mar. 31, 2026
Loans Receivable [Member]
Loan Receivables [Line Items]
Schedule of Loan Receivables
	As of March 31,
	2026	2025

Loan receivables	$—	$11,941,378
Allowance for uncollectible loan receivables	—	—
Loan receivables, net	—	11,941,378
Loan receivables — current	—	11,941,378
Loan receivables — non—current	$—	$—